Income Taxes - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (461.2)	$ (84.4)
Tax Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	34.8	28.1
Deferred tax asset, expiring in next fiscal year	0.4	0.4
Resource pools
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	49.8	55.7
Tax losses, resource pools and mining tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 84.6	$ 83.8